Consolidated Statements of Comprehensive Income (Loss) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Statement Of Income And Comprehensive Income [Abstract]
Net Income	$ 2,972,754	$ 3,213,645
Other Comprehensive Income (Loss)
Unrealized appreciation (depreciation) on available-for-sale securities, net of taxes of $1,219,994 and $(1,901,395) for 2014 and 2013, respectively	2,368,224	(3,690,942)
Less: reclassification adjustment for realized gains included in net income, net of taxes of $138,976 and $305,286 for 2014 and 2013, respectively	269,777	592,615
Total other comprehensive income (loss)	2,098,447	(4,283,557)
Comprehensive Income (Loss)	$ 5,071,201	$ (1,069,912)